Subsequent Events (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended				0 Months Ended
	Nov. 20, 2012 Maximum	May 10, 2012 Maximum	May 03, 2011 Maximum	Feb. 27, 2013 Subsequent Event [Member] Agila Specialties Private Limited	Feb. 27, 2013 Subsequent Event [Member] Maximum	Feb. 27, 2013 Subsequent Event [Member] Maximum Agila Specialties Private Limited	Feb. 27, 2013 Subsequent Event [Member] Committed Financing Agila Specialties Private Limited
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 500	$ 500	$ 350		$ 500
Acquisition purchase price				1,600.0			1,000.0
Business acquisition, contingent payments						$ 250